CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Financial Data Relating to Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 163,033	$ 161,926
Cost of Revenues	113,370	110,208
Gross profit	49,663	51,718
R&D expenses:
Expenses incurred	14,776	16,575
Less - grants	864	1,684
Research and development costs, net	13,912	14,891
Selling and marketing	21,022	20,751
General and administrative	16,561	16,274
Operating income (loss)	(1,832)	(198)
Financial expenses, net	(3,449)	(2,015)
Income (loss) before taxes	(5,281)	(2,213)
Taxes on income (tax benefit)	1,051	(2)
Net loss	(6,332)	(2,211)
Depreciation and amortization expenses	11,208	10,698
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	73,409	68,585
Cost of Revenues	50,315	42,459
Gross profit	23,094	26,126
R&D expenses:
Expenses incurred	8,734	10,031
Less - grants	462	1,194
Research and development costs, net	8,272	8,837
Selling and marketing	11,888	11,643
General and administrative	4,810	5,455
Operating income (loss)	(1,876)	191
Depreciation and amortization expenses	2,491	2,486
Defense [Member]
Segment Reporting Information [Line Items]
Revenues	25,076	28,351
Cost of Revenues	16,150	20,971
Gross profit	8,926	7,380
R&D expenses:
Expenses incurred	6,042	6,544
Less - grants	402	490
Research and development costs, net	5,640	6,054
Selling and marketing	4,059	4,612
General and administrative	3,717	1,900
Operating income (loss)	(4,490)	(5,186)
Depreciation and amortization expenses	4,213	4,793
Services [Member]
Segment Reporting Information [Line Items]
Revenues	64,548	64,990
Cost of Revenues	46,905	46,778
Gross profit	17,643	18,212
R&D expenses:
Expenses incurred
Less - grants
Research and development costs, net
Selling and marketing	5,075	4,496
General and administrative	8,034	8,919
Operating income (loss)	4,534	4,797
Depreciation and amortization expenses	$ 4,504	$ 3,419